Acquisition of Cl Technologies (International) Sdn Bhd - Schedule of Company Accounted the Transaction (Parentheticals) (Details)	Dec. 31, 2024
CL Technologies (International) Sdn Bhd [Member]
Schedule of Company Accounted the Transaction [Line Items]
Book value percentage	94.95%